March 4, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Global Total Return Fund: File Nos. 333-224205 and 811-21547

Ladies and Gentlemen:

On behalf of Calamos Global Total Return Fund (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Prospectus and Statement of Additional Information dated February 28, 2020 that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 486(b) under the Securities Act on February 21, 2020, and became effective on February 28, 2020.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

/s/ Tammie Lee

Tammie Lee

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP